OTHER COMPREHENSIVE INCOME (LOSS) - Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ (5)	$ 1	$ (30)
Income tax relating to investments in equity instruments included in other comprehensive income	(5)	(4)	0
Income tax relating to revaluation surplus	$ (31)	$ (17)	$ (68)